Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	crme
Entity Registrant Name	Cardiome Pharma Corp
Entity Central Index Key	0001036141
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	62,351,691

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents (note 5)	$ 41,267	$ 48,644
Accounts receivable	978	1,248
Prepaid expenses and other assets	771	628
Assets, Current	43,016	50,520
Property and equipment (note 6)	271	1,967
Intangible assets (note 7)	1,506	1,548
Assets	44,793	54,035
Current liabilities:
Accounts payable and accrued liabilities (note 8)	4,434	3,188
Current portion of long-term debt (note 10)	32,500	0
Current portion of deferred leasehold inducement (note 9)	0	116
Liabilities, Current	36,934	3,304
Deferred leasehold inducement (note 9)	0	445
Long-term debt (note 11)	0	25,000
Liabilities	36,934	28,749
Stockholders' equity:
Common stock (note 11) Authorized - unlimited number with no par value Issued and outstanding - 62,351,691 (2011 - 61,129,091)	262,439	262,097
Additional paid-in capital	32,754	32,208
Deficit	(305,519)	(287,204)
Accumulated other comprehensive income	18,185	18,185
Stockholders' Equity Attributable to Parent	7,859	25,286
Liabilities and Equity	$ 44,793	$ 54,035

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common Stock, Shares, Issued	62,351,691	61,129,091
Common Stock, Shares, Outstanding	62,351,691	61,129,091
Common Stock, No Par Value	$ 0	$ 0

Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Licensing and other fees (note 14)	$ 463	$ 453	$ 65,234
Research collaborative fees (note 14)	326	1,052	830
Revenues	789	1,505	66,064
Expenses:
Research and development	6,017	15,224	15,339
General and administration	9,611	11,549	12,875
Restructuring (note 16)	10,040	0	0
Amortization	1,229	1,095	1,154
Gain on disposition of property and equipment	(148)	0	0
Loss on write-down of intangible assets	0	95	25
Operating Expenses	26,749	27,963	29,393
Operating income (loss)	(25,960)	(26,458)	36,671
Other expenses (income):
Interest expense	4,268	2,218	1,975
Other income	(695)	(756)	(803)
Gain on settlement of debt (note 10)	(11,218)	0	0
Nonoperating Income (Expense)	(7,645)	1,462	1,172
Net income (loss) and comprehensive income (loss)	$ (18,315)	$ (27,920)	$ 35,499
Income (loss) per share (note 12)
Basic and Diluted	$ (0.3)	$ (0.46)	$ 0.58
Weighted average common shares outstanding
Basic	61,272,730	61,125,804	60,813,604
Diluted	61,272,730	61,125,804	61,321,263

Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2009	$ 256,711	$ 29,669	$ (294,783)	$ 18,185	$ 9,782
Net income (loss)	0	0	35,499	0	35,499
Common stock issued upon exercise of options	2,359	0	0	0	2,359
Reallocation of additional paid-in capital arising from stock-based compensation related to exercise of options	2,484	(2,484)	0	0	0
Stock-based compensation expense recognized	0	3,277	0	0	3,277
Balance at Dec. 31, 2010	261,554	30,462	(259,284)	18,185	50,917
Net income (loss)	0	0	(27,920)	0	(27,920)
Common stock issued upon exercise of options	358	0	0	0	358
Reallocation of additional paid-in capital arising from stock-based compensation related to exercise of options	185	(185)	0	0	0
Stock-based compensation expense recognized	0	1,931	0	0	1,931
Balance at Dec. 31, 2011	262,097	32,208	(287,204)	18,185	25,286
Net income (loss)	0	0	(18,315)	0	(18,315)
Restructuring costs settled by share issuance (note 16)	(342)	0	0	0	342
Stock-based compensation expense recognized	0	546	0	0	546
Balance at Dec. 31, 2012	$ 262,439	$ 32,754	$ (305,519)	$ 18,185	$ 7,859

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss) for the year	$ (18,315)	$ (27,920)	$ 35,499
Items not affecting cash:
Amortization	1,229	1,095	1,154
Restructuring costs settled by share issuance (note 16)	342
Stock-based compensation	546	1,931	3,277
Deferred leasehold inducement	(561)	(123)	(193)
Gain on settlement of debt	(11,218)	0	0
Unrealized foreign exchange gain	(133)	(61)	(180)
Impairment of property and equipment	717	0	0
Loss on write-down of intangible assets	0	95	25
Changes in operating assets and liabilities:
Accounts receivable	270	(506)	711
Prepaid expenses and other assets	14	372	(505)
Accounts payable and accrued liabilities	2,011	(2,492)	(1,914)
Deferred revenue	0	0	(35,197)
Net cash provided by (used in) operating activities	(25,098)	(27,609)	2,677
Cash flows from investing activities:
Purchase of property and equipment	(141)	(676)	(274)
Purchase of intangible assets	(292)	(343)	(310)
Net cash used in investing activities	(433)	(1,019)	(584)
Cash flows from financing activities:
Issuance of common stock upon exercise of stock options	0	358	2,359
Proceeds from sale of property and equipment	70	0	0
Proceeds from draws of long-term debt (note 10)	25,000	0	25,000
Repayment of long-term debt (note 10)	(7,000)	0	0
Net cash provided by financing activities	18,070	358	27,359
Effect of foreign exchange rate changes on cash and cash Equivalents	84	26	166
Increase (decrease) in cash and cash equivalents during the year	(7,377)	(28,244)	29,618
Cash and cash equivalents, beginning of year	48,644	76,888	47,270
Cash and cash equivalents, end of year	41,267	48,644	76,888
Supplemental cash flow information:
Interest paid	2,238	2,241	1,991
Interest received	$ 22	$ 22	$ 16

Nature of operations	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.	Nature of operations:

Cardiome Pharma Corp. (the Company) was incorporated under the Company Act (British Columbia) on December 12, 1986 and was continued under the laws of Canada on March 8, 2002. The Company is a biopharmaceutical company dedicated to the discovery, development and commercialization of new therapies that will improve the health of patients around the world.

The Company has financed its cash requirements primarily from share issuances, payments from research collaborators, licensing fees, and draws from a credit facility that was available under a collaborative agreement (note 10). The Company’s ability to realize the carrying value of its assets is dependent on successfully bringing its technologies to market and achieving future profitable operations, the outcome of which cannot be predicted at this time. It may be necessary for the Company to raise additional funds for the continuing development of its technologies. These funds may come from sources which include entering into strategic collaboration arrangements, issuance of shares, or alternative sources of financing. However, there can be no assurance that the Company will successfully raise funds to continue the development of all its technologies.

Significant accounting policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
2.	Significant accounting policies:

These consolidated financial statements have been prepared in accordance with U.S. GAAP and are presented in United States dollars. The following is a summary of significant accounting policies used in the preparation of these consolidated financial statements:

(a)	Principles of consolidation:

These consolidated financial statements include the accounts of Cardiome Pharma Corp. and its wholly-owned subsidiaries, Rhythm-Search Developments Ltd. (incorporated in Canada), Cardiome, Inc. (incorporated in the United States), Artesian Therapeutics, Inc. (incorporated in the United States), Cardiome Development AG (a company continued under the laws of Switzerland), and Cardiome UK Limited (incorporated in the United Kingdom). Intercompany accounts and transactions have been eliminated on consolidation.

(b)	Use of estimates:

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts recorded in the consolidated financial statements. Significant areas requiring the use of estimates relate to the assessment of net recoverable value and amortization period of intangible assets, accrual of clinical trial and research expenses, reporting of revenue recognition, and accounting for stock-based compensation expense. The reported amounts and note disclosure are determined using management’s best estimates based on assumptions that reflect the most probable set of economic conditions and planned course of action. Actual results could differ from those estimates.

(c)	Foreign currency translation:

The Company and its subsidiaries translate monetary assets and liabilities denominated in foreign currency into U.S. dollars using exchange rates in effect at the balance sheet date. Non-monetary assets and liabilities are translated at historical exchange rates. Revenues and expenses are translated at average exchange rates during the period. Foreign exchange gains and losses related to available-for-sale financial assets are recognized as part of other comprehensive income (loss) until realized. All other foreign exchange gains and losses are included in the determination of net income.

(d)	Financial instruments:

Fair value measurements of financial instruments are determined by using a fair value hierarchy that prioritizes the inputs to valuation techniques into three levels according to the relative reliability of the inputs used to estimate the fair values.

The three levels of inputs used to measure fair value are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical financial instruments;

Level 2 - Inputs other than quoted prices that are observable for the financial instrument either directly or indirectly; and

Level 3 - Inputs that are not based on observable market data.

In determining fair value measurements, we use the most observable inputs when available. The fair value hierarchy level at which a financial instrument is categorized is determined on the basis of the lowest level input that is significant to the fair value measurement.

(e)	Cash and cash equivalents:

The Company considers all highly liquid investments with an original maturity of 90 days or less, when acquired, to be cash equivalents, which are carried at fair value and are designated as held for trading.

(f)	Short-term investments:

The Company considers all highly liquid financial instruments with an original maturity greater than 90 days and less than one year to be short-term investments. Short-term investments are determined to be either held for trading or available-for-sale at the time of purchase and are carried at fair value. Subsequent to initial measurement, changes in fair value of held for trading financial instruments are included in the determination of net income and changes in fair value of available-for-sale financial instruments are recognized as other comprehensive income or loss.

(g)	Property and equipment:

Property and equipment are recorded at cost less accumulated amortization. Amortization is provided using the straight-line method over the following terms:

Asset	Rate

Laboratory equipment	5 years
Computer equipment	3 years
Office equipment	5 years

Leasehold improvements are amortized on a straight-line basis over the lesser of their estimated useful life or the initial lease term.

The Company reviews long-lived depreciable assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company determines whether the carrying value of a long-lived depreciable asset or asset group is recoverable based on its estimates of future asset utilization and undiscounted expected future cash flows the assets are expected to generate. If the total of the expected undiscounted future cash flows is less than the carrying amount of the asset, a loss is recognized for the excess of the carrying amount over the fair value of the asset. The Company primarily uses the income approach when determining the fair value of assets.

(h)	Intangible assets:

Intangible assets are comprised of patent costs which are associated with the preparation, filing, and obtaining of patents. Maintenance costs of patents are expensed as incurred. Patents are capitalized and amortized on a straight-line basis over the useful lives of the underlying technologies and patents, usually for a period not exceeding 10 years.

The Company evaluates the recoverability of patents based on the expected utilization of the underlying technologies. If the estimated net recoverable value, calculated based on undiscounted estimated future cash flows, is less than the carrying value of the underlying technology, then the carrying value is written down to its fair value. The amounts shown for patent costs do not necessarily reflect present or future values and the ultimate amount recoverable will be dependent upon the successful development and commercialization of products based on these rights.

(i)	Leases:

Leases have been classified as either capital or operating leases. Leases which transfer substantially all the benefits and risks incidental to the ownership of assets to the Company are accounted for as if there was an acquisition of an asset and incurrence of an obligation at

(i)	Leases (continued):

the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

(j)	Deferred leasehold inducements:

Deferred leasehold inducements represent tenant improvement allowances and rent-free periods. These inducements, with the exception of the repayable tenant improvement allowances, are amortized on a straight-line basis over the terms of the leases as a reduction of rent expense.

(k)	Revenue recognition:

The Company earns revenue from collaboration arrangements that provide for non-refundable payments as follows:

·	upfront fees at the commencement of the arrangement;

·	milestone payments upon meeting certain milestones as contained in the related collaboration arrangements; and

·	fees based on the number of full time research staff assigned to related research activities and the recovery of related research and development costs.

The Company also earns royalty revenue from a collaboration and license agreement from the commercial sale of an approved product.

Collaboration arrangements entered into by the Company may be revenue arrangements with multiple deliverables. The Company reviews multiple deliverable arrangements and treats elements as separate units of accounting if the following criteria are met:

·	delivered item(s) has standalone value; and

·	if a general right of return exists relative to the delivered item, delivery or performance of the undelivered item(s) is considered probable and substantially in control of the vendor.

Revenue is allocated among the separate units at inception based on their relative selling price. If vendor-specific objective evidence or third-party evidence of selling price does not exist then revenue is allocated using estimated selling prices of deliverables. Revenue from a multiple deliverable arrangement is recognized as a single unit of accounting when the elements in the arrangement do not meet the criteria for separation.

Revenue recognized as a single unit of accounting during the period of ongoing involvement is deferred and amortized on a straight-line basis over the period of ongoing involvement. To the extent that the Company is entitled to upfront, milestone or other lump-sum payments during the period of ongoing involvement, the payments are deferred and amortized on a

(k)	Revenue recognition (continued):

straight-line basis over the remaining period of ongoing involvement. During this period, the Company will recognize revenue prospectively from the time milestone payments are achieved, services are performed or delivery criteria are met. Changes in estimates are recognized prospectively when changes to the expected term are determined.

Subsequent to the period of ongoing involvement of the Company, milestone payments and fees based on the number of full time research staff are recognized as detailed below:

(i)	Milestone payments are recognized as revenue when they are achieved and are collectible.

(ii)	Fees based on the number of full time research staff assigned to related research activities and the recovery of related research and development costs are recognized in income as research and collaborative fees to the extent the services are performed, are collectible, and represent the fair value of those services.

Royalty revenue is recognized on an accrual basis when earned in accordance with the agreement terms and when royalties from the collaborative partner are determinable and collectibility is reasonably assured, such as upon the receipt of a royalty statement from the collaborative partner.

(l)	Research and development costs:

Research and development costs are expensed in the period incurred.

(m)	Clinical trial expenses:

Clinical trial expenses are a component of research and development costs and include fees paid to contract research organizations, investigators and other vendors who conduct certain product development activities on our behalf. The amount of clinical trial expenses recognized in a period related to service agreements are based on estimates of the work performed using an accrual basis of accounting. These estimates are based on patient enrollment, services provided and goods delivered, contractual terms and experience with similar contracts. The Company monitors these factors to the extent possible and adjusts our estimates accordingly. Prepaid expenses or accrued liabilities are adjusted if payments to service providers differ from estimates of the amount of service completed in a given period.

(n)	Stock-based compensation and other stock-based payments:

The Company grants stock options to executive officers and directors, and employees pursuant to its stock option plan. The Company uses the fair value method of accounting for all stock-based awards granted, modified or settled during the period. Compensation expense is recorded based on the fair value of the award at the grant date, amortized over the vesting period.

(o)	Deferred income taxes:

The Company accounts for income taxes using the liability method of tax allocation. Deferred income taxes are recognized for the deferred income tax consequences attributable to differences between the carrying values of assets and liabilities and their respective income tax bases. Deferred income tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is included in income when a change in tax rates is enacted. Deferred income tax assets are evaluated periodically and if realization is not considered more likely than not, a valuation allowance is provided.

(p)	Basic and diluted income per share:

Basic income per share is calculated using the weighted average number of common shares outstanding during the period.

Diluted income per share is calculated using the weighted average number of common shares outstanding during the period, adjusted to include the number of incremental common shares that would have been outstanding if all dilutive potential common shares had been issued. The incremental common shares related to stock options are calculated using the treasury stock method, whereby the potential proceeds from the exercise of dilutive stock options are used to purchase the Company’s common shares at the average market price during the period.

Changes in significant accounting policies	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncements and Changes In Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
3.	Changes in significant accounting policies:

(a)	Fair Value Measurements:

On January 1, 2012, the Company prospectively adopted amendments issued by the Financial Accounting Standards Board (FASB) to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). These amendments provide clarification and/or additional requirements relating to the following: a) application of the highest and best use and valuation premise concepts, b) measurement of the fair value of instruments classified in an entity’s shareholders’ equity, c) measurement of the fair value of financial instruments that are managed within a portfolio, d) application of premiums and discounts in a fair value measurement, and e) disclosures about fair value measurements. The adoption of the amendments did not have a material impact on the Company’s financial position, results of operations or cash flows for the periods presented.

(b)	Comprehensive Income:

On January 1, 2012, the Company prospectively adopted amendments issued by the FASB on the presentation of comprehensive income. The amendments give an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The adoption of the amendments did not have a material impact on the presentation of the Company’s results of operations for the periods presented.

Financial instruments	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Financial Instruments Disclosure [Text Block]
4.	Financial instruments:

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities and current portion of long-term debt. The fair values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate carrying values because of their short-term nature. The fair value of the current portion of long-term debt is described in note 10.

The Company’s financial instruments are exposed to certain financial risks, including credit risk and market risk.

(a)	Credit risk:

Credit risk is the risk of financial loss to the Company if a partner or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s cash and cash equivalents and accounts receivable. The carrying amount of the financial assets represents the maximum credit exposure.

The Company limits its exposure to credit risk on cash and cash equivalents by placing these financial instruments with high-credit quality financial institutions and only investing in liquid, investment grade securities.

The Company is subject to a concentration of credit risk related to its accounts receivable as they primarily are amounts owing from a collaborative partner. At December 31, 2012 and 2011, the outstanding accounts receivable were within normal payment terms and the Company had recorded no allowance for doubtful accounts.

(b)	Market risk:

Market risk is the risk that changes in market prices, such as foreign currency exchange rates and interest rates will affect the Company’s income or the value of the financial instruments held.

(i)	Foreign currency risk:

Foreign currency risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company is exposed to foreign currency risks as a portion of the Company’s cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, revenue, and operating expenses are denominated in other than U.S. dollars. The Company manages foreign currency risk by holding cash and cash equivalents in foreign currencies to support foreign currency forecasted cash outflows. The Company has not entered into any forward foreign exchange contracts.

(ii)	Interest rate risk:

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Financial instruments that potentially subject the Company to interest rate risk include cash and cash equivalents and long-term debt.

The Company is exposed to interest rate cash flow risk on its cash and cash equivalents as these instruments bear interest based on current market rates.

The Company was also exposed to interest rate risk on its long-term debt bearing fixed and variable interest rates. The interest rate on the long-term debt was reset annually to a 12-month LIBOR plus 8%. On December 10, 2012, the Company entered into a debt settlement agreement (note 10). Pursuant to the agreement, interest ceased to accrue on the effective date of the agreement, eliminating the Company’s future exposure to interest rate fluctuations.

Cash and cash equivalents	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
5.	Cash and cash equivalents:

At December 31, 2012, cash equivalents included approximately $264 (2011 - $420) of term deposits with an average interest rate of 0.22% (2011 – 0.21%), which were pledged as collateral for the repayable allowance related to the Company’s lease (note 9). On December 28, 2012, the Company settled the outstanding balance.

Property and equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
6.	Property and equipment:

		Accumulated	Net book
2012	Cost	amortization	value

Laboratory equipment	$640	$439	$201
Computer equipment	84	65	19
Office equipment	28	3	25
Leasehold improvements	30	4	26

	$782	$511	$271

		Accumulated	Net book
2011	Cost	amortization	value

Laboratory equipment	$3,645	$3,228	$417
Computer equipment	915	635	280
Office equipment	659	609	50
Leasehold improvements	3,185	1,965	1,220
	$8,404	$6,437	$1,967

Amortization expense for the year ended December 31, 2012 amounted to $895 (2011 - $760; 2010 - $838).

During the year ended December 31, 2012, as a result of its restructuring activities, the Company recorded impairment charges of $717 relating to its leasehold improvements and certain computer and office equipment (note 16). The Company did not record any impairment charges on its property and equipment for the years ended December 31, 2011 and 2010.

Intangible assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
7.	Intangible assets:

		Accumulated	Net book
2012	Cost	amortization	value

Patents	$4,032	$2,526	$1,506

		Accumulated	Net book
2011	Cost	amortization	value

Patents	$3,739	$2,191	$1,548

Amortization expense for the year ended December 31, 2012 amounted to $334 (2011 - $335; 2010 - $316).

The estimated aggregate amortization expense for intangible assets held at December 31, 2012, for each of the five succeeding years is expected as follows:

2013	$326
2014	292
2015	252
2016	164
2017	146

$1,180

Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
8.	Accounts payable and accrued liabilities:

Accounts payable and accrued liabilities comprise of:

	December 31,	December 31,
	2012	2011

Trade accounts payable	$1,045	$351
Accrued contract research	447	1,066
Employee-related accruals	808	746
Restructuring (note 16)	567	-
Interest payable (note 10)	1,334	-
Other accrued liabilities	233	1,025

	$4,434	$3,188

Deferred leasehold inducement	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]
9.	Deferred leasehold inducement:

At the inception of the Company’s leases, the Company received cash tenant improvement allowances and rent-free periods amounting to $1,840 from the landlord which were being amortized on a straight-line basis over the terms of the leases. Included in the leasehold inducement balance was a $226 allowance collateralized with a letter of credit (note 5), and is repayable over 10 years with interest at 10% per annum on the declining balance at approximately $37 per annum. On October 31, 2012, the Company terminated the lease agreement relating to certain redundant facilities and settled the balance of the allowance in December 2012 (note 13(a) and 16).

Long term debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
10.	Long-term debt:

Pursuant to a collaboration and license agreement (Agreement) with Merck Sharp & Dohme (Switzerland) GmbH and Merck Sharp & Dohme Corp. (formerly Merck & Co, Inc.) (Merck), Merck granted the Company an interest-bearing credit facility of up to $100 million, secured by a first priority interest to the Company’s patents and all associated proceeds. This credit facility could be accessed in amounts of up to $25 million annually, subject to certain minimums, from January 1, 2010 to December 31, 2013, with each advance to be fully repaid on December 31st, six years after the year in which the Company provides Merck written notice to extend the credit under the credit facility. Interest accrues at LIBOR, which resets annually, plus 8% per annum and is payable at the end of each calendar quarter. The Company borrowed $25 million under this facility during the year ended December 31, 2012 and $25 million during the year ended December 31, 2010.

On September 25, 2012, Merck gave notice to the Company of its termination of the Agreement (note 14). As a result of the notice of termination, Merck does not have an obligation to make further advances under the credit facility. Terms of the existing advances made under the credit facility remain the same as prior to the notice of termination of the Agreement.

On December 10, 2012, the Company reached an agreement with Merck to settle its debt obligation. Under the terms of the settlement agreement, the Company will pay Merck $20 million on or before March 31, 2013 to settle its outstanding debt of $50 million plus accrued interest of $2 million owed to Merck. The settlement between the Company and Merck will terminate the credit facility and, upon payment of the $20 million settlement amount, will release and discharge the collateral security taken in respect of the advances under the line of credit. Interest also ceased to accrue from the effective date of the settlement agreement. Prior to year-end, the settlement agreement was amended, which allowed the Company to pay $7 million of the $20 million settlement amount to Merck, settling $17.5 million of the original outstanding debt obligation of $50 million and $718 of accrued interest. The Company recorded a gain on debt settlement of $11,218.

The remaining balance of the Company’s settlement amount of $13 million must be paid on or before March 31, 2013 pursuant to the settlement agreement. The final settlement payment will extinguish the remaining $32.5 million of debt. If the settlement amount is not paid by March 31, 2013, the remaining amounts outstanding under the facility become immediately due and payable. Consequently, as at December 31, 2012, the fair value of the Company’s debt obligation approximates the final settlement amount of $13 million. The debt obligation is classified as Level 2 of the fair value hierarchy.

Subsequent to year end, the settlement agreement was further amended, allowing the Company to pay the remaining balance of the settlement amount prior to March 31, 2013. On March 1, 2013, the Company paid the remaining $13 million of the debt settlement amount to Merck, extinguishing all outstanding debt obligations, resulting in an additional gain on debt settlement of $20,834. With this final payment, all outstanding debt obligations are extinguished and Merck has released and discharged the collateral security taken in respect of the advances under the line of credit (note 20).

Stockholders' equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
11.	Stockholders’ equity:

(a)	Authorized:

The authorized share capital of the Company consists of an unlimited number of common shares without par value and an unlimited number of preferred shares without par value issuable in series.

(b)	Issued and outstanding:

Number
Common stock	of shares

Balance, December 31, 2009	60,513,911
Issued for cash upon exercise of options	442,694
Issued upon exercise of options in cashless transactions (note 11(c))	95,757

Balance, December 31, 2010	61,052,362
Issued for cash upon exercise of options	73,152
Issued upon exercise of options in cashless transactions (note 11(c))	3,577

Balance, December 31, 2011	61,129,091
Issuance of common stock (note 16)	1,222,600
Balance, December 31, 2012	62,351,691

(c)	Stock options:

The Company’s 2001 amended stock option plan (2001 Amended Plan) provides for the granting of options to executive officers and directors, employees, and consultants of the Company. The 2001 Amended Plan, as approved by the shareholders, permits the maximum aggregate number of common shares issuable to be 7,000,000 common shares. The shares available for issuance generally vest over periods of up to four years with a maximum term of five years. The 2001 Amended plan restricts the maximum number of stock options issuable to insiders to 10% of the issued and outstanding common shares of the Company.

On May 26, 2010, the shareholders approved amendments to the 2001 Stock Option Plan. These amendments (i) permit the cashless exercise of options without payment of cash consideration, where the option holder receives the intrinsic value of the exercised options in the form of common shares issued from treasury, and (ii) provide option holders, at the discretion of the Board of Directors or Chief Executive Officer, with a cash surrender right which entitles the holder to surrender options and receive the intrinsic value of the surrendered options in cash.

Details of the stock option transactions for the years ended December 31, 2012, 2011 and 2010 are summarized as follows:

	Number	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (CAD$)
Outstanding as at December 31, 2009	6,339,031	7.45
Options granted	379,000	7.28
Options exercised(1)	(772,483)	5.85
Options forfeited	(183,832)	7.89
Options expired	(52,667)	6.99
Outstanding as at December 31, 2010	5,709,049	7.65	2.24	4,525

Options granted	559,000	4.28
Options exercised(1)	(85,051)	4.84
Options forfeited	(258,482)	7.82
Options expired	(1,039,553)	8.81
Outstanding as at December 31, 2011	4,884,963	7.05	1.99	Nil

Options granted	2,950,000	0.42
Options forfeited	(1,302,132)	6.18
Options expired	(942,250)	11.95
Outstanding as at December 31, 2012	5,590,581	2.93	2.94	65
Exercisable as at December 31, 2012	3,882,209	3.97	2.23	26
Vested and expected to vest as at December 31, 2012	5,438,447	3.00	2.89	59

(1)	During the year ended December 31, 2011, the Company issued 3,577 (2010 – 95,757) shares in exchange for 11,899 (2010 – 329,789) stock options in cashless exercise transactions.

The outstanding options expire at various dates ranging to December 11, 2017.

At December 31, 2012, stock options to executive officers and directors, employees and consultants were outstanding as follows:

		Options outstanding		Options exercisable
		Weighted	Weighted		Weighted
		average	average		average
		remaining	exercise		exercise
Range of		contractual	price		price
exercise prices	Number	life (years)	(CAD$)	Number	(CAD$)

$0.34 to $0.49	2,950,000	4.41	0.42	1,297,228	0.42
$3.65 to $4.94	2,148,604	1.41	4.63	2,102,704	4.63
$6.09 to $8.64	123,250	2.31	7.91	113,550	7.96
$10.36 to $12.95	368,727	0.34	11.42	368,727	11.42

	5,590,581	2.94	2.93	3,882,209	3.97

A summary of the Company’s non-vested stock option activity and related information for the year ended December 31, 2012 is as follows:

	Number	Weighted average
	of	grant-date fair value
Non-vested options	options	(U.S.$)

Non-vested at December 31, 2011	1,172,715	2.51
Granted	2,950,000	0.22
Vested	(2,007,029)	0.96
Forfeited	(407,314)	2.37

Non-vested at December 31, 2012	1,708,372	0.42

As of December 31, 2012, there was $281 of total unrecognized compensation cost related to non-vested stock options. That cost is expected to be recognized over a weighted average period of 1.5 years.

No options were exercised during the year ended December 31, 2012. The aggregate intrinsic value of stock options exercised during the years ended December 31, 2011 and 2010 were $140 and $1,974, respectively.

The aggregate fair value of vested options during the year ended December 31, 2012 was $1,924 (2011 - $2,334; 2010 - $3,973).

The Company did not receive any cash during the year ended December 31, 2012 related to the exercise of stock options. For the years ended December 31, 2011 and 2010, cash received relating to the exercise of stock options was $358 and $2,359, respectively.

(d)	Stock-based compensation:

The estimated fair value of options granted from December 1, 2002 to executive officers and directors, and employees is amortized over the vesting period. Compensation expense is recorded in research and development expenses and general and administration expenses as follows:

	December 31,	December 31,	December 31,
	2012	2011	2010

Research and development	$(128)	$749	$1,138
General and administration	674	1,182	2,139

Total	$546	$1,931	$3,277

Compensation expense for the year ended December 31, 2012 also included a $276 reversal of expenses relating to forfeiture of unvested options by terminated employees (note 16).

The weighted average fair value of stock options granted during the year ended December 31, 2012 was $0.22 (2011 - $2.20; 2010 - $3.50). The estimated fair value of the stock options granted was determined using the Black-Scholes option pricing model with the following weighted-average assumptions:

	December 31,	December 31,	December 31,
	2012	2011	2010

Dividend yield	0%	0%	0%
Expected volatility	80.48%	63.8%	62.2%
Risk-free interest rate	1.2%	1.8%	2.3%
Expected average life of the options	3.3 years	4.2 years	4.1 years

 The Company estimates forfeitures for unvested options as a percentage of stock-based compensation. For the period ended December 31, 2012, the Company applied an estimated percentage of 13.9%, which management considered to be a reasonable estimate of actual forfeitures.

There is no dividend yield as the Company has not paid, and does not plan to pay, dividends on its common shares. The expected volatility is based on the historical share price volatility of the Company’s daily share closing prices over a period equal to the expected life of each option grant. The risk-free interest rate is based on yields from Canadian government bond yields with a term equal to the expected term of the options being valued. The expected life of options represents the period of time that the options are expected to be outstanding based on the contractual term of the options and on historical data of option holder exercise and post-vesting employment termination behaviour.

Basic and diluted income (loss) per share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
12.	Basic and diluted income (loss) per share:

As the Company incurred a loss, all stock options were anti-dilutive and were excluded from the diluted weighted average shares.

Reconciliations of the income and weighted average number of common shares used in the calculations are set forth below:

	December 31,	December 31,	December 31,
	2012	2011	2010

Net income (loss)	$(18,315)	$(27,920)	$35,499
Weighted average number of common shares
for basic income per share	61,272,730	61,125,804	60,813,604
Dilutive effect of options	-	-	507,659
Diluted weighted average number of common shares for diluted income per share	61,272,730	61,125,804	61,321,263

Basic and diluted income (loss) per share	$(0.30)	$(0.46)	$0.58

Commitments	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
13.	Commitments:

(a)	Operating leases:

The Company entered into a lease agreement for office and laboratory space for a term of 10 years expiring through March 2014, with an option to extend for three additional two year periods (the Original Lease Agreement). The Company subsequently signed amendments to this agreement for additional office and laboratory space expiring through the same date.

On November 1, 2010, the Company entered into a new lease agreement for a term of 10 years effective March 15, 2011, with customary scheduled rent increases, escalation clauses and renewal options. As a result of the workforce reduction (note 16) during 2012, the Company terminated this lease agreement.

On November 1, 2012, the Company entered into a new lease agreement for a term of 2 years and 2 months expiring through December 2014. Future minimum annual lease payments under the lease are as follows:

2013	$614
2014	208

$822

Rent expense, net of sublease income of $618 (2011 - $728; 2010 - $722), for the year ended December 31, 2012 amounted to $1,504 (2011 - $1,575; 2010 - $1,048).

(b)	Research and development and other agreements:

The Company entered into various research and development and other agreements requiring it to fund future expenditures of approximately $800 (2011 - $591; 2010 - $516) between 2013 and 2015.

Pursuant to the debt settlement agreement with Merck (note 10), the Company is committed to purchase $3 million of vernakalant (IV) finished goods inventory as well as active pharmaceutical ingredients for vernakalant (IV) and vernakalant (oral) in 2013.

(c)	License agreements:

(i)	Pursuant to a license and option agreement, the Company is responsible for milestone payments of up to $3 million based on the successful completion of the first Phase II clinical trial and the U.S. Food and Drug Administration’s (the FDA’s) approval of the first new drug application related to this license and option agreement, and the FDA’s approval for marketing and commercialization of the product in a cardiovascular indication. The Company is also responsible for milestone payments of up to $6 million based on FDA approval for marketing and commercialization of the product in a hyperuricemic (gout) indication of the product and achievement of certain net sales of the product. The Company also has an obligation to pay royalties based on future net sales. The Company is no longer developing this technology. At December 31, 2012, no amounts were payable. Unless otherwise terminated, the license agreement will terminate upon the expiration of the licensor’s obligation to pay royalties under its original license agreement with a third party.

(ii)	On April 30, 2007, the Company signed an exclusive in-licensing agreement granting the Company exclusive worldwide rights for all indications for a clinical-stage drug candidate. Under the terms of the agreement, the Company paid an initial upfront payment of $20 million. Additional payments not to exceed $40 million are contingent upon the achievement of certain pre-defined late-stage clinical milestones. Pursuant to the development and license agreement, the Company was responsible for payment of royalties based on a percentage of revenue if the drug candidate is ultimately commercialized. During the year ended December 31, 2012, the agreement was terminated. As such, the Company no longer has any royalty or milestone payment obligations under this agreement.

Collaborative agreements	12 Months Ended
Dec. 31, 2012
Collaborative Agreements [Abstract]
Collaborative Arrangement Disclosure [Text Block]
14.	Collaborative agreements:

	December 31,	December 31,	December 31,
	2012	2011	2010

Licensing and other fees:
Astellas US LLC (note a)	$-	$-	$10
Merck & Co. Inc. (notes a & b)	463	453	65,224
Total	$463	$453	$65,234

Research collaborative fees:
Astellas US LLC (note a)	$-	$368	$564
Merck & Co. Inc. (notes a & b)	326	684	266
Total	$326	$1,052	$830

(a)	Vernakalant (IV) in North America:

On October 16, 2003, the Company entered into a collaboration and license agreement with Astellas US LLC (Astellas), formerly Astellas Healthcare, Inc., for the co-development and commercialization of vernakalant as an intravenous formulation (vernakalant (IV)) for the treatment of atrial fibrillation and atrial flutter. Pursuant to this agreement, effective October 28, 2003, the Company granted Astellas an exclusive license to vernakalant and its related technology to develop, make and sell intravenous drugs in Canada, the United States, and Mexico (collectively, North America), including a right to sublicense to third parties. The Company retained the rights to vernakalant (IV) for markets outside North America and worldwide rights to the oral formulation of vernakalant for chronic atrial fibrillation.

On July 26, 2011, the Company granted consent for the transfer of rights for the development and commercialization of vernakalant (IV) in North America from Astellas to Merck & Co., Inc. (“Merck”). Merck now holds exclusive global rights to vernakalant (IV) for the rapid conversion of recent onset atrial fibrillation to sinus rhythm in adults. All terms, responsibilities and payments that Astellas committed to under the original collaboration and license agreement are now assumed by Merck without change.

Pursuant to the agreement, the Company received upfront and milestone payments of $26 million and is entitled to subsequent milestone payments of up to $38 million based on achievement of specified development and commercialization milestones, as well as royalties based on future net sales and sublicense revenue. The Company is also entitled to further milestone payments with respect to any subsequent drugs developed under the agreement.

Under the terms of the agreement, Merck is responsible for 75% and the Company is responsible for 25% of eligible costs associated with the development of vernakalant (IV) in North America. Merck is also responsible for all future commercialization costs for vernakalant (IV) in North America.

(b)	Vernakalant (IV) outside of North America and vernakalant (oral) globally:

On April 8, 2009, the Company entered into a collaboration and license agreement with Merck for the development and commercialization of vernakalant. Pursuant to this agreement, effective May 19, 2009, the Company granted Merck exclusive global rights to vernakalant (oral), and granted a Merck affiliate, Merck Sharp & Dohme (Switzerland) GmbH, exclusive rights outside of North America to vernakalant (IV).

Under the terms of the agreement, the Company received an upfront payment of $60 million and will be entitled to milestone payments of up to $200 million based on achievement of certain development and approval milestones associated with vernakalant products, and up to $100 million for milestones associated with approvals in subsequent indications of both the intravenous and oral formulations. In addition, the Company will receive tiered royalty payments on sales of any approved products and have the potential to receive milestone payments of up to $340 million based on achievement of significant sales thresholds. Merck has also granted the Company a secured, interest-bearing credit facility of up to $100 million that can be accessed in tranches over several years commencing in 2011 (note 10). The Company has also retained an option to co-promote vernakalant (oral) with Merck through a hospital-based sales force in the United States. Merck will be responsible for all future costs associated with the development, manufacturing and commercialization of these candidates. In July 2009, the Company achieved a milestone of $15 million relating to the submission for regulatory approval in Europe of vernakalant (IV). During the year ended December 31 2009, the Company shipped $7.0 million of clinical supplies to Merck under the agreement.

The collaboration and license agreement with Merck is a revenue arrangement with multiple deliverables recognized as a single unit of accounting during the period of ongoing involvement. The initial upfront payment, $15 million milestone payment and proceeds from shipment of clinical supplies were deferred and recognized as licensing and other revenue on a straight-line basis over the period of ongoing involvement of the Company with Merck. During this period, the Company recognized revenue prospectively from the time milestone payments were achieved, services were performed or delivery criteria were met until the end of the amortization period.

On September 2, 2010 the Company achieved a milestone of $30 million relating to the marketing approval in Europe of vernakalant (IV), which was recognized immediately as licensing and other fees. The Company started earning royalty revenue during the year ended December 31, 2010, and continues to earn royalty revenue which is included in licensing and other fees.

Pursuant to two collaboration and license agreements with Merck, the Company granted Merck exclusive global rights for the development and commercialization of vernakalant (IV) and vernakalant (oral).

On March 19, 2012, the Company announced Merck’s decision to discontinue further development of vernakalant (oral).

On September 25, 2012, Merck gave notice to the Company of its termination of both collaboration and license agreements. Pursuant to the terms of the collaboration and license agreements, the terminations will be effective after the notice periods. Upon the effective dates of the terminations, the Company will have exclusive global rights to vernakalant (IV) and vernakalant (oral). Depending on the timing of transition activities and regulatory approvals, the Company and Merck may agree to extend the notice periods.

Income taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
15.	Income taxes:

The amount of liability for unrecognized tax benefits under U.S. GAAP as of December 31, 2012 is nil.

The Company recognizes interest and penalties related to income taxes in interest and other income. To date, the Company has not incurred any significant interest and penalties.

The Company is subject to taxes in Canada, the United States, United Kingdom and Switzerland. The tax years which remain subject to examination as of December 31, 2012 for Canada and Switzerland include 2004 to present, and 2008 to present, respectively.

At December 31, 2012, the Company has investment tax credits of $18,398 (2011 - $16,994) available to reduce deferred income taxes otherwise payable. The Company also has total loss carryforwards of $253,493 (2011 - $223,538) available to offset future taxable income in Canada ($170,515), the United States ($44,555), Switzerland ($38,362), and United Kingdom ($61).

The investment tax credits and non-capital losses for income tax purposes expire as follows:

	Investment	Non-capital
	tax credits	losses

2015	$359	$12,668
2016	1,064	8,243
2017	975	3,755
2018	159	2,507
2019	501	11,189
Thereafter	15,340	215,131

	$18,398	$253,493

Significant components of the Company’s deferred tax assets and liabilities are shown below:

	December 31,	December 31,
	2012	2011

Deferred tax assets:
Tax loss carryforwards	$60,784	$55,699
Research and development deductions and credits	14,198	13,413
Tax values of depreciable assets in excess of accounting values	2,871	4,619
Share issue costs and other	38	158

Total deferred tax assets	77,891	73,889

Valuation allowance	(77,891)	(73,889)

Total deferred tax assets	-	-

Deferred tax liabilities	-	-

Net tax asset	$-	$-

The reconciliation of income tax computed at statutory tax rates to income tax expense (recovery), using a 25% (2011 – 26.50%; 2010 – 28.5%) statutory tax rate, is:

	December 31,	December 31,	December 31,
	2012	2011	2010

Tax recovery at statutory income tax rates	$(4,579)	$(7,399)	$10,117
Change in valuation allowance	4,001	7,852	(8,540)
Permanent differences and other	562	(580)	(2,947)
Tax rate differences	16	127	1,370

Deferred income tax recovery	$-	$-	$-

The Company is subject to assessments by various taxation authorities which may interpret tax legislations and tax filing positions differently from the Company. The Company provides for such differences when it is likely that a taxation authority will not sustain the Company’s filing position and the amount of the tax exposure can be reasonably estimated. As at December 31, 2012 and 2011, no provisions have been made in the financial statements for any estimated tax liability.

Restructuring	12 Months Ended
Dec. 31, 2012
Restructuring Costs and Asset Impairment Charges [Abstract]
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
16.	Restructuring:

On March 19, 2012, the Company reduced its workforce in response to Merck’s decision to discontinue further development of vernakalant (oral). On July 9, 2012, the Company further reduced its workforce by eliminating positions focused on internal research activities along with certain supporting functions.

The Company estimated costs relating to employee severance and benefit arrangements, net of reversal of $276 of stock-based compensation relating to forfeiture of unvested options by terminated employees, to total $5,553. Such costs have been fully recognized during the year ended December 31, 2012. As at December 31, 2012, $320 of the recognized charges remained in accounts payable and accrued liabilities and is expected to be paid by the end of the first quarter of 2013.

As a result of the workforce reductions, the Company exited certain redundant leased facilities and terminated certain contracts. Idle-use expense and other charges recognized in the year ended December 31, 2012 were $3,770. These charges included $342 of lease termination costs settled by the issuance of common shares (note 11) and other non-cash items, and were partially offset by the immediate recognition of $426 of deferred leasehold inducement. Total idle-use expense and other charges of $247 accrued at December 31, 2012 are expected to be settled by the end of the second quarter of 2013, with the exception of the liability associated with the Company’s redundant leased-facility, which will be substantially settled by the end of the first quarter of 2014.

Total asset impairment charges of $717 recorded in the year ended December 31, 2012 relate to leasehold improvements and certain computer and office equipment impaired as a result of the workforce reductions (note 6). The Company also accelerated its depreciation of leasehold improvements on certain leased facilities terminated in advance of the expiration date (note 13 (a)) and included these charges as part of amortization.

The following table summarizes the provisions related to the restructuring for the year ended December 31, 2012:

	Employee termination benefits	Idle-use expense and other charges	Asset impairments	Total

Restructuring expense recognized	5,553	3,770	717	10,040
Payments made	(5,509)	(3,462)	-	(8,971)
Non-cash items	276	(61)	(717)	(502)
Total restructuring accrual as of December 31, 2012	320	247	-	567

Related party transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
17.	Related party transactions:

Prior to October 15, 2012, a partner of a law firm served as the Company’s corporate secretary. Services provided by the law firm primarily related to general corporate matters. Amounts charged for these services were recorded at their exchange amounts and were subject to normal trade terms. Total expenses for services provided for the year ended December 31, 2012 were $794 (year ended December 31, 2011 - $642; year ended December 31, 2010 - $574). Amounts included in 2012 related to services rendered until the date the partner ceased to serve as the Company’s corporate secretary. As at December 31, 2011, included in accounts payable and accrued liabilities was $59 owing to the law firm.

Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Contingencies Disclosure [Text Block]
18.	Contingencies:

(a)	The Company may, from time to time, be subject to claims and legal proceedings brought against it in the normal course of business. Such matters are subject to many uncertainties. Management believes that adequate provisions have been made in the accounts where required and the ultimate resolution of such contingencies will not have a material adverse effect on the consolidated financial position of the Company.

(b)	The Company entered into indemnification agreements with all officers and directors. The maximum potential amount of future payments required under these indemnification agreements is unlimited. However, the Company maintains appropriate liability insurance that limits the exposure and enables the Company to recover any future amounts paid, less any deductible amounts pursuant to the terms of the respective policies, the amounts of which are not considered material.

(c)	The Company has entered into license and research agreements with third parties that include indemnification provisions that are customary in the industry. These indemnification provisions generally require the Company to compensate the other party for certain damages and costs incurred as a result of third party claims or damages arising from these transactions. In some cases, the maximum potential amount of future payments that could be required under these indemnification provisions is unlimited. These indemnification provisions may survive termination of the underlying agreement. The nature of the indemnification obligations prevents the Company from making a reasonable estimate of the maximum potential amount it could be required to pay. Historically, the Company has not made any indemnification payments under such agreements and no amount has been accrued in the accompanying consolidated financial statements with respect to these indemnification obligations.

(d)	The Company was party to a proceeding related to its use of certain intellectual property. The proceeding has been resolved and did not result in any material impact on the Company’s consolidated financial position.

Segmented information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
19.	Segmented information:

The Company operates primarily in one business segment with substantially all of its consolidated assets located in Canada and operations located in Canada, the United States, Switzerland and the United Kingdom. During the years ended December 31, 2012, 2011 and 2010, 100% of total revenue was derived from our collaborative partners (note 14).

Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
20.	Subsequent events:
On March 1, 2013, the Company paid the remaining $13 million of the debt settlement amount to Merck (note10).

Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Principles of consolidation
(a)	Principles of consolidation:

These consolidated financial statements include the accounts of Cardiome Pharma Corp. and its wholly-owned subsidiaries, Rhythm-Search Developments Ltd. (incorporated in Canada), Cardiome, Inc. (incorporated in the United States), Artesian Therapeutics, Inc. (incorporated in the United States), Cardiome Development AG (a company continued under the laws of Switzerland), and Cardiome UK Limited (incorporated in the United Kingdom). Intercompany accounts and transactions have been eliminated on consolidation.

Use of estimates
(b)	Use of estimates:

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts recorded in the consolidated financial statements. Significant areas requiring the use of estimates relate to the assessment of net recoverable value and amortization period of intangible assets, accrual of clinical trial and research expenses, reporting of revenue recognition, and accounting for stock-based compensation expense. The reported amounts and note disclosure are determined using management’s best estimates based on assumptions that reflect the most probable set of economic conditions and planned course of action. Actual results could differ from those estimates.

Foreign currency translation
(c)	Foreign currency translation:

The Company and its subsidiaries translate monetary assets and liabilities denominated in foreign currency into U.S. dollars using exchange rates in effect at the balance sheet date. Non-monetary assets and liabilities are translated at historical exchange rates. Revenues and expenses are translated at average exchange rates during the period. Foreign exchange gains and losses related to available-for-sale financial assets are recognized as part of other comprehensive income (loss) until realized. All other foreign exchange gains and losses are included in the determination of net income.

Financial instruments
(d)	Financial instruments:

Fair value measurements of financial instruments are determined by using a fair value hierarchy that prioritizes the inputs to valuation techniques into three levels according to the relative reliability of the inputs used to estimate the fair values.

The three levels of inputs used to measure fair value are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical financial instruments;

Level 2 - Inputs other than quoted prices that are observable for the financial instrument either directly or indirectly; and

Level 3 - Inputs that are not based on observable market data.

In determining fair value measurements, we use the most observable inputs when available. The fair value hierarchy level at which a financial instrument is categorized is determined on the basis of the lowest level input that is significant to the fair value measurement.

Cash and cash equivalents
(e)	Cash and cash equivalents:

The Company considers all highly liquid investments with an original maturity of 90 days or less, when acquired, to be cash equivalents, which are carried at fair value and are designated as held for trading.

Short-term investments
(f)	Short-term investments:

The Company considers all highly liquid financial instruments with an original maturity greater than 90 days and less than one year to be short-term investments. Short-term investments are determined to be either held for trading or available-for-sale at the time of purchase and are carried at fair value. Subsequent to initial measurement, changes in fair value of held for trading financial instruments are included in the determination of net income and changes in fair value of available-for-sale financial instruments are recognized as other comprehensive income or loss.

Property and equipment
(g)	Property and equipment:

Property and equipment are recorded at cost less accumulated amortization. Amortization is provided using the straight-line method over the following terms:

Asset	Rate

Laboratory equipment	5 years
Computer equipment	3 years
Office equipment	5 years

Leasehold improvements are amortized on a straight-line basis over the lesser of their estimated useful life or the initial lease term.

The Company reviews long-lived depreciable assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company determines whether the carrying value of a long-lived depreciable asset or asset group is recoverable based on its estimates of future asset utilization and undiscounted expected future cash flows the assets are expected to generate. If the total of the expected undiscounted future cash flows is less than the carrying amount of the asset, a loss is recognized for the excess of the carrying amount over the fair value of the asset. The Company primarily uses the income approach when determining the fair value of assets.

Intangible assets
(h)	Intangible assets:

Intangible assets are comprised of patent costs which are associated with the preparation, filing, and obtaining of patents. Maintenance costs of patents are expensed as incurred. Patents are capitalized and amortized on a straight-line basis over the useful lives of the underlying technologies and patents, usually for a period not exceeding 10 years.

The Company evaluates the recoverability of patents based on the expected utilization of the underlying technologies. If the estimated net recoverable value, calculated based on undiscounted estimated future cash flows, is less than the carrying value of the underlying technology, then the carrying value is written down to its fair value. The amounts shown for patent costs do not necessarily reflect present or future values and the ultimate amount recoverable will be dependent upon the successful development and commercialization of products based on these rights.

Leases
(i)	Leases:

Leases have been classified as either capital or operating leases. Leases which transfer substantially all the benefits and risks incidental to the ownership of assets to the Company are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

Deferred leasehold inducements
(j)	Deferred leasehold inducements:

Deferred leasehold inducements represent tenant improvement allowances and rent-free periods. These inducements, with the exception of the repayable tenant improvement allowances, are amortized on a straight-line basis over the terms of the leases as a reduction of rent expense.

Revenue recognition
(k)	Revenue recognition:

The Company earns revenue from collaboration arrangements that provide for non-refundable payments as follows:

•	upfront fees at the commencement of the arrangement;

•	milestone payments upon meeting certain milestones as contained in the related collaboration arrangements; and

•	fees based on the number of full time research staff assigned to related research activities and the recovery of related research and development costs.

The Company also earns royalty revenue from a collaboration and license agreement from the commercial sale of an approved product.

Collaboration arrangements entered into by the Company may be revenue arrangements with multiple deliverables. The Company reviews multiple deliverable arrangements and treats elements as separate units of accounting if the following criteria are met:

•	delivered item(s) has standalone value; and

•	if a general right of return exists relative to the delivered item, delivery or performance of the undelivered item(s) is considered probable and substantially in control of the vendor.

Revenue is allocated among the separate units at inception based on their relative selling price. If vendor-specific objective evidence or third-party evidence of selling price does not exist then revenue is allocated using estimated selling prices of deliverables. Revenue from a multiple deliverable arrangement is recognized as a single unit of accounting when the elements in the arrangement do not meet the criteria for separation.

Revenue recognized as a single unit of accounting during the period of ongoing involvement is deferred and amortized on a straight-line basis over the period of ongoing involvement. To the extent that the Company is entitled to upfront, milestone or other lump-sum payments during the period of ongoing involvement, the payments are deferred and amortized on a straight-line basis over the remaining period of ongoing involvement. During this period, the Company will recognize revenue prospectively from the time milestone payments are achieved, services are performed or delivery criteria are met. Changes in estimates are recognized prospectively when changes to the expected term are determined.

Subsequent to the period of ongoing involvement of the Company, milestone payments and fees based on the number of full time research staff are recognized as detailed below:

(i)	Milestone payments are recognized as revenue when they are achieved and are collectible.

(ii)	Fees based on the number of full time research staff assigned to related research activities and the recovery of related research and development costs are recognized in income as research and collaborative fees to the extent the services are performed, are collectible, and represent the fair value of those services.

Royalty revenue is recognized on an accrual basis when earned in accordance with the agreement terms and when royalties from the collaborative partner are determinable and collectibility is reasonably assured, such as upon the receipt of a royalty statement from the collaborative partner.

Research and development costs
(l)	Research and development costs:
Research and development costs are expensed in the period incurred.
Clinical trial expenses
(m)	Clinical trial expenses:

Clinical trial expenses are a component of research and development costs and include fees paid to contract research organizations, investigators and other vendors who conduct certain product development activities on our behalf. The amount of clinical trial expenses recognized in a period related to service agreements are based on estimates of the work performed using an accrual basis of accounting. These estimates are based on patient enrollment, services provided and goods delivered, contractual terms and experience with similar contracts. The Company monitors these factors to the extent possible and adjusts our estimates accordingly. Prepaid expenses or accrued liabilities are adjusted if payments to service providers differ from estimates of the amount of service completed in a given period.

Stock-based compensation and other stock-based payments
(n)	Stock-based compensation and other stock-based payments:

The Company grants stock options to executive officers and directors, and employees pursuant to its stock option plan. The Company uses the fair value method of accounting for all stock-based awards granted, modified or settled during the period. Compensation expense is recorded based on the fair value of the award at the grant date, amortized over the vesting period.

Deferred income taxes
(o)	Deferred income taxes:

The Company accounts for income taxes using the liability method of tax allocation. Deferred income taxes are recognized for the deferred income tax consequences attributable to differences between the carrying values of assets and liabilities and their respective income tax bases. Deferred income tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is included in income when a change in tax rates is enacted. Deferred income tax assets are evaluated periodically and if realization is not considered more likely than not, a valuation allowance is provided.

Basic and diluted income per share
(p)	Basic and diluted income per share:

Basic income per share is calculated using the weighted average number of common shares outstanding during the period.

Diluted income per share is calculated using the weighted average number of common shares outstanding during the period, adjusted to include the number of incremental common shares that would have been outstanding if all dilutive potential common shares had been issued. The incremental common shares related to stock options are calculated using the treasury stock method, whereby the potential proceeds from the exercise of dilutive stock options are used to purchase the Company’s common shares at the average market price during the period.

Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule Of Property Plant and Equipment Estimated Useful Life [Table Text Block]

Property and equipment are recorded at cost less accumulated amortization. Amortization is provided using the straight-line method over the following terms:

Asset	Rate

Laboratory equipment	5 years
Computer equipment	3 years
Office equipment	5 years

Property and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

		Accumulated	Net book
2012	Cost	amortization	value

Laboratory equipment	$640	$439	$201
Computer equipment	84	65	19
Office equipment	28	3	25
Leasehold improvements	30	4	26

	$782	$511	$271

		Accumulated	Net book
2011	Cost	amortization	value

Laboratory equipment	$3,645	$3,228	$417
Computer equipment	915	635	280
Office equipment	659	609	50
Leasehold improvements	3,185	1,965	1,220
	$8,404	$6,437	$1,967

Intangible assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
		Accumulated	Net book
2012	Cost	amortization	value

Patents	$4,032	$2,526	$1,506

		Accumulated	Net book
2011	Cost	amortization	value

Patents	$3,739	$2,191	$1,548

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

The estimated aggregate amortization expense for intangible assets held at December 31, 2012, for each of the five succeeding years is expected as follows:

2013	$326
2014	292
2015	252
2016	164
2017	146

$1,180

Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

Accounts payable and accrued liabilities comprise of:

	December 31,	December 31,
	2012	2011

Trade accounts payable	$1,045	$351
Accrued contract research	447	1,066
Employee-related accruals	808	746
Restructuring (note 16)	567	-
Interest payable (note 10)	1,334	-
Other accrued liabilities	233	1,025

	$4,434	$3,188

Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
Number
Common stock	of shares

Balance, December 31, 2009	60,513,911
Issued for cash upon exercise of options	442,694
Issued upon exercise of options in cashless transactions (note 11(c))	95,757

Balance, December 31, 2010	61,052,362
Issued for cash upon exercise of options	73,152
Issued upon exercise of options in cashless transactions (note 11(c))	3,577

Balance, December 31, 2011	61,129,091
Issuance of common stock (note 16)	1,222,600
Balance, December 31, 2012	62,351,691

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Details of the stock option transactions for the years ended December 31, 2012, 2011 and 2010 are summarized as follows:

	Number	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (CAD$)
Outstanding as at December 31, 2009	6,339,031	7.45
Options granted	379,000	7.28
Options exercised(1)	(772,483)	5.85
Options forfeited	(183,832)	7.89
Options expired	(52,667)	6.99
Outstanding as at December 31, 2010	5,709,049	7.65	2.24	4,525

Options granted	559,000	4.28
Options exercised(1)	(85,051)	4.84
Options forfeited	(258,482)	7.82
Options expired	(1,039,553)	8.81
Outstanding as at December 31, 2011	4,884,963	7.05	1.99	Nil

Options granted	2,950,000	0.42
Options forfeited	(1,302,132)	6.18
Options expired	(942,250)	11.95
Outstanding as at December 31, 2012	5,590,581	2.93	2.94	65
Exercisable as at December 31, 2012	3,882,209	3.97	2.23	26
Vested and expected to vest as at December 31, 2012	5,438,447	3.00	2.89	59

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

At December 31, 2012, stock options to executive officers and directors, employees and consultants were outstanding as follows:

		Options outstanding		Options exercisable
		Weighted	Weighted		Weighted
		average	average		average
		remaining	exercise		exercise
Range of		contractual	price		price
exercise prices	Number	life (years)	(CAD$)	Number	(CAD$)

$0.34 to $0.49	2,950,000	4.41	0.42	1,297,228	0.42
$3.65 to $4.94	2,148,604	1.41	4.63	2,102,704	4.63
$6.09 to $8.64	123,250	2.31	7.91	113,550	7.96
$10.36 to $12.95	368,727	0.34	11.42	368,727	11.42

	5,590,581	2.94	2.93	3,882,209	3.97

Schedule Of Nonvested Option Activity [Table Text Block]

A summary of the Company’s non-vested stock option activity and related information for the year ended December 31, 2012 is as follows:

	Number	Weighted average
	of	grant-date fair value
Non-vested options	options	(U.S.$)

Non-vested at December 31, 2011	1,172,715	2.51
Granted	2,950,000	0.22
Vested	(2,007,029)	0.96
Forfeited	(407,314)	2.37

Non-vested at December 31, 2012	1,708,372	0.42

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]

Compensation expense is recorded in research and development expenses and general and administration expenses as follows:

	December 31,	December 31,	December 31,
	2012	2011	2010

Research and development	$(128)	$749	$1,138
General and administration	674	1,182	2,139

Total	$546	$1,931	$3,277

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The estimated fair value of the stock options granted was determined using the Black-Scholes option pricing model with the following weighted-average assumptions:

	December 31,	December 31,	December 31,
	2012	2011	2010

Dividend yield	0%	0%	0%
Expected volatility	80.48%	63.8%	62.2%
Risk-free interest rate	1.2%	1.8%	2.3%
Expected average life of the options	3.3 years	4.2 years	4.1 years

Basic and diluted income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

Reconciliations of the income and weighted average number of common shares used in the calculations are set forth below:

	December 31,	December 31,	December 31,
	2012	2011	2010

Net income (loss)	$(18,315)	$(27,920)	$35,499
Weighted average number of common shares
for basic income per share	61,272,730	61,125,804	60,813,604
Dilutive effect of options	-	-	507,659
Diluted weighted average number of common shares for diluted income per share	61,272,730	61,125,804	61,321,263

Basic and diluted income (loss) per share	$(0.30)	$(0.46)	$0.58

Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum annual lease payments under the lease are as follows:
2013	$614
2014	208

$822

Collaborative agreements (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Collaborative Arrangements and Non-collaborative Arrangement Transactions [Table Text Block]

	December 31,	December 31,	December 31,
	2012	2011	2010

Licensing and other fees:
Astellas US LLC (note a)	$-	$-	$10
Merck & Co. Inc. (notes a & b)	463	453	65,224
Total	$463	$453	$65,234

Research collaborative fees:
Astellas US LLC (note a)	$-	$368	$564
Merck & Co. Inc. (notes a & b)	326	684	266
Total	$326	$1,052	$830

Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Investment Tax Credits and Non-Capital Losses [Table Text Block]

The investment tax credits and non-capital losses for income tax purposes expire as follows:

	Investment	Non-capital
	tax credits	losses

2015	$359	$12,668
2016	1,064	8,243
2017	975	3,755
2018	159	2,507
2019	501	11,189
Thereafter	15,340	215,131

	$18,398	$253,493

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Significant components of the Company’s deferred tax assets and liabilities are shown below:

	December 31,	December 31,
	2012	2011

Deferred tax assets:
Tax loss carryforwards	$60,784	$55,699
Research and development deductions and credits	14,198	13,413
Tax values of depreciable assets in excess of accounting values	2,871	4,619
Share issue costs and other	38	158

Total deferred tax assets	77,891	73,889

Valuation allowance	(77,891)	(73,889)

Total deferred tax assets	-	-

Deferred tax liabilities	-	-

Net tax asset	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The reconciliation of income tax computed at statutory tax rates to income tax expense (recovery), using a 25% (2011 – 26.50%; 2010 – 28.5%) statutory tax rate, is:

	December 31,	December 31,	December 31,
	2012	2011	2010

Tax recovery at statutory income tax rates	$(4,579)	$(7,399)	$10,117
Change in valuation allowance	4,001	7,852	(8,540)
Permanent differences and other	562	(580)	(2,947)
Tax rate differences	16	127	1,370

Deferred income tax recovery	$-	$-	$-

Restructuring (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring Costs and Asset Impairment Charges [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]

The following table summarizes the provisions related to the restructuring for the year ended December 31, 2012:

	Employee termination benefits	Idle-use expense and other charges	Asset impairments	Total

Restructuring expense recognized	5,553	3,770	717	10,040
Payments made	(5,509)	(3,462)	-	(8,971)
Non-cash items	276	(61)	(717)	(502)
Total restructuring accrual as of December 31, 2012	320	247	-	567

Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2012
Laboratory Equipment [Member]
Property, Plant and Equipment, Useful Life	5 years
Computer Equipment [Member]
Property, Plant and Equipment, Useful Life	3 years
Office Equipment [Member]
Property, Plant and Equipment, Useful Life	5 years

Significant accounting policies (Detail Textuals)	12 Months Ended
Dec. 31, 2012
Finite-Lived Intangible Asset, Useful Life	10 years

Financial instruments (Detail Textuals)	12 Months Ended
Dec. 31, 2012
Debt Instrument, Interest Rate Terms	LIBOR plus 8%

Cash and cash equivalents (Detail Textuals) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents, Current	$ 264	$ 420
Weighted Average Rate Foreign Deposit, Time Deposit	0.22%	0.21%

Property and equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 782	$ 8,404
Accumulated Amortization	511	6,437
Net book value	271	1,967
Laboratory Equipment [Member]
Cost	640	3,645
Accumulated Amortization	439	3,228
Net book value	201	417
Computer Equipment [Member]
Cost	84	915
Accumulated Amortization	65	635
Net book value	19	280
Office Equipment [Member]
Cost	28	659
Accumulated Amortization	3	609
Net book value	25	50
Leasehold Improvements [Member]
Cost	30	3,185
Accumulated Amortization	4	1,965
Net book value	$ 26	$ 1,220

Property and equipment (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization expense	$ 895	$ 760	$ 838
Impairment of Long-Lived Assets to be Disposed of	$ 717	$ 0	$ 0

Intangible assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net book value	$ 1,506	$ 1,548
Patents [Member]
Cost	4,032	3,739
Accumulated amortization	2,526	2,191
Net book value	$ 1,506	$ 1,548

Intangible assets (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 326
2014	292
2015	252
2016	164
2017	146
Total	$ 1,180

Intangible assets (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of Intangible Assets	$ 334	$ 335	$ 316

Accounts payable and accrued liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Trade accounts payable	$ 1,045	$ 351
Accrued contract research	447	1,066
Employee-related accruals	808	746
Restructuring (note 16)	567	0
Interest payable (note 10)	1,334	0
Other accrued liabilities	233	1,025
Total	$ 4,434	$ 3,188

Deferred leasehold inducement (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Incentive from Lessor	$ 1,840
Repayable leasehold inducement allowance	226
Repayment Term Of Repayable Leasehold inducement allowance	10 years
Interest Rate Of Repayable Leasehold inducement allowance	10.00%
Change in balance of Repayable leasehold inducement allowance	$ 37

Long term debt (Detail Textuals) (USD $)	12 Months Ended					0 Months Ended			12 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Merck and Co Inc [Member]	Dec. 31, 2010 Merck and Co Inc [Member]	Dec. 10, 2010 Settlement Of Debt [Member]	Dec. 10, 2012 Settlement Of Debt [Member]	Dec. 31, 2012 Final Settlement [Member]	Dec. 31, 2012 Subsequent Event [Member] Final Settlement [Member]	Dec. 10, 2012 Prior To Year End [Member] Settlement Of Debt [Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 100,000,000
Line of Credit Facility, Annual Borrowing Capacity				25,000,000
Line of Credit Facility, Increase, Additional Borrowings		0	0	25,000,000	25,000,000
Long-term debt	0	25,000,000					50,000,000
Interest on Debt Instrument Forgiven		0					2,000,000			718,000
Repayment of long-term debt (note 11)	7,000,000	0	0						13,000,000	7,000,000
Remaining Settlement Amount To Be Paid							13,000,000
Long-term Debt, Fair Value								13,000,000
Gain on settlement of debt (note 10)	11,218,000	0	0						20,834,000	11,218,000
Debt Instrument, Interest Rate Terms	LIBOR plus 8%
Debt Instrument Settlement Amount							20,000,000
Extinguishment of Debt, Amount						$ 50,000,000			$ 32,500,000	$ 17,500,000

Stockholders' equity (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance (in shares)	61,129,091	61,052,362	60,513,911
Issued for cash upon exercise of options		73,152	442,694
Issued upon exercise of options in cashless transactions		3,577	95,757
Issuance of common stock (note 16)	1,222,600
Balance (in shares)	62,351,691	61,129,091	61,052,362

Stockholders' equity (Details 1) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Outstanding Options, beginning balance, shares	4,884,963	5,709,049		6,339,031
Options granted, shares	2,950,000	559,000		379,000
Options exercised, shares		(85,051)		(772,483)
Options forfeited, shares	(1,302,132)	(258,482)		(183,832)
Options expired, shares	(942,250)	(1,039,553)		(52,667)
Oustanding options, ending balance, shares	5,590,581	4,884,963		5,709,049
Option Outstanding, Weighted average exercise price	7.05	7.65		7.45
Options granted, Weighted average exercise price	0.42	4.28		7.28
Options exercised, Weighted Average Exercise Price		4.84	[1]	5.85	[1]
Options forfeited, Weighted average exercise price	6.18	7.82		7.89
Options expired, Weighted average exercise price	11.95	8.81		6.99
Outstanding, Weighted Average Exercise Price	2.93	7.05		7.65
Option Outstanding, Weighted average remaining contractual life	2 years 11 months 9 days	1 year 11 months 27 days		2 years 2 months 27 days
Option Outstanding, Aggregate intrinsic value	65	0		4,525
Exercisable, shares	3,882,209
Exercisable, Weighted average exercise price	3.97
Exercisable, Weighted average remaining contractual life	2 years 2 months 23 days
Exercisable, Aggregate intrinsic value	26
Vested and expected to vested, shares	5,438,447
Vested and expected to vest, Weighted average exercise price	3
Vested and expected to vest, Weighted average remaining contractual life	2 years 10 months 21 days
Vested and expected to vest, Aggregate intrinsic value	59

[1]	During the year ended December 31, 2011, the Company issued 3,577 (2010 - 95,757) shares in exchange for 11,899 (2010 - 329,789) stock options in cashless exercise transactions.

Stockholders' equity (Details 2) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Options outstanding, Number	5,590,581	4,884,963	5,709,049	6,339,031
Option Outstanding, Weighted average remaining contractual life	2 years 11 months 9 days	1 year 11 months 27 days	2 years 2 months 27 days
Option Outstanding, Weighted average exercise price	2.93	7.05	7.65	7.45
Exercisable, shares	3,882,209
Exercisable, Weighted average exercise price	3.97
Range Of Exercise Prices Dollar Zero Point Three Four To Dollar Zero Point Four Nine [Member]
Range of exercise prices, minimum	0.34
Range of exercise prices, maximum	0.49
Options outstanding, Number	2,950,000
Option Outstanding, Weighted average remaining contractual life	4 years 4 months 28 days
Option Outstanding, Weighted average exercise price	0.42
Exercisable, shares	1,297,228
Exercisable, Weighted average exercise price	0.42
Range Of Exercise Prices Dollar Three Point Six Five To Dollar Four Point Nine Four [Member]
Range of exercise prices, minimum	3.65
Range of exercise prices, maximum	4.94
Options outstanding, Number	2,148,604
Option Outstanding, Weighted average remaining contractual life	1 year 4 months 28 days
Option Outstanding, Weighted average exercise price	4.63
Exercisable, shares	2,102,704
Exercisable, Weighted average exercise price	4.63
Range Of Exercise Prices Dollar Six Point Zero Nine To Dollar Eight Point Six Four [Member]
Range of exercise prices, minimum	6.09
Range of exercise prices, maximum	8.64
Options outstanding, Number	123,250
Option Outstanding, Weighted average remaining contractual life	2 years 3 months 22 days
Option Outstanding, Weighted average exercise price	7.91
Exercisable, shares	113,550
Exercisable, Weighted average exercise price	7.96
Range Of Exercise Prices Dollar Ten Point Three Six To Dollar Twelve Point Nine Five [Member]
Range of exercise prices, minimum	10.36
Range of exercise prices, maximum	12.95
Options outstanding, Number	368,727
Option Outstanding, Weighted average remaining contractual life	4 months 2 days
Option Outstanding, Weighted average exercise price	11.42
Exercisable, shares	368,727
Exercisable, Weighted average exercise price	11.42

Stockholders' equity (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-vested, Number Of Options Outstanding	1,172,715
Non-vested, Number Of Options Granted	2,950,000	559,000	379,000
Non-vested, Number Of Options Vested	(2,007,029)
Non-vested, Number Of Options Forfeited	(407,314)
Non-vested, Number Of Options Outstanding	1,708,372	1,172,715
Non-vested, Weighted Average Grant Date Fair Value	$ 2.51
Granted, Weighted Average Grant Date Fair Value	$ 0.22	$ 2.2	$ 3.5
Vested, Weighted Average Grant Date Fair Value	$ 0.96
Forfeited, Weighted Average Grant Date Fair Value	$ 2.37
Non-vested, Weighted Average Grant Date Fair Value	$ 0.42	$ 2.51

Stockholders' equity (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocated Share-based Compensation Expense	$ 546	$ 1,931	$ 3,277
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	(128)	749	1,138
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 674	$ 1,182	$ 2,139

Stockholders' equity (Details 5)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	80.48%	63.80%	62.20%
Risk-free interest rate	1.20%	1.80%	2.30%
Expected average life of the options	3 years 3 months 18 days	4 years 2 months 12 days	4 years 1 month 6 days

Stockholders' equity (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of shares issued during the current period through cashless exercise of stock options		3,577	95,757
Number of stock options exercised through cashless transactions		11,899	329,789
Nonvested options, unrecognized share-based compensation costs	$ 281
Nonvested options, weighted average period for recognition of unrecognized share-based compensation costs	1 year 6 months
Intrinsic value of options exercised	0	140	1,974
Fair value of options vested	1,924	2,334	3,973
Proceeds from exercise of options	0	358	2,359
Weight average fair value of options granted	$ 0.22	$ 2.2	$ 3.5
Estimated Forfeiture Rate Of Stock Options	13.90%
Reversal of compensation costs, unvested options	$ 276
Stock Option Plan 2001 Amended Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	7,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	10.00%

Basic and diluted income (loss) per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (18,315)	$ (27,920)	$ 35,499
Weighted average number of common shares for basic income per share	61,272,730	61,125,804	60,813,604
Dilutive effect of options	0	0	507,659
Diluted weighted average number of common shares for diluted income per share	61,272,730	61,125,804	61,321,263
Basic and diluted income (loss) per share	$ (0.3)	$ (0.46)	$ 0.58

Commitments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 614
2014	208
Total, due	$ 822

Commitments (Details Textual) (USD $)	12 Months Ended				1 Months Ended		12 Months Ended					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Original Lease Agreement [Member]	Nov. 30, 2012 New Lease Agreement [Member]	Nov. 30, 2010 New Lease Agreement [Member]	Dec. 31, 2012 Other Funding Agreement [Member]	Dec. 31, 2011 Other Funding Agreement [Member]	Dec. 31, 2010 Other Funding Agreement [Member]	Dec. 31, 2012 License and Option Agreement [Member]	Dec. 31, 2012 FDA Approval For Marketing And Commercialization [Member]	Apr. 30, 2007 In Licensing Agreement [Member]
Lease Term				10 years	2 years 2 months	10 years
Lease Agreement Expiration Period				March 2014	December 2014
Operating Leases, Income Statement, Sublease Income	$ 618,000	$ 728,000	$ 722,000
Operating Leases, Net Rent Expense	1,504,000	1,575,000	1,048,000
Research and Development and Other commitment							800,000	591,000	516,000
Contingent milestone payments										3,000,000	6,000,000	40,000,000
Initial Upfront payment												20,000,000
Purchase Commitment, Description	Pursuant to the debt settlement agreement with Merck (note 10), the Company is committed to purchase $3 million of vernakalant (IV) finished goods inventory as well as active pharmaceutical ingredients for vernakalant (IV) and vernakalant (oral) in 2013.
Commitment On Purchase Of Finished Goods	$ 3,000,000

Collaborative agreements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Licensing and other fees	$ 463		$ 453		$ 65,234
Research collaborative fees	326		1,052		830
Astellas [Member]
Licensing and other fees	0	[1]	0	[1]	10	[1]
Research collaborative fees	0	[1]	368	[1]	564	[1]
Merck and Co [Member]
Licensing and other fees	463	[1],[2]	453	[1],[2]	65,224	[1],[2]
Research collaborative fees	$ 326	[1],[2]	$ 684	[1],[2]	$ 266	[1],[2]

[1]	a) Vernakalant (IV) in North America: On October 16, 2003, the Company entered into a collaboration and license agreement with Astellas US LLC (Astellas), formerly Astellas Healthcare, Inc., for the co-development and commercialization of vernakalant as an intravenous formulation (vernakalant (IV)) for the treatment of atrial fibrillation and atrial flutter. Pursuant to this agreement, effective October 28, 2003, the Company granted Astellas an exclusive license to vernakalant and its related technology to develop, make and sell intravenous drugs in Canada, the United States, and Mexico (collectively, North America), including a right to sublicense to third parties. The Company retained the rights to vernakalant (IV) for markets outside North America and worldwide rights to the oral formulation of vernakalant for chronic atrial fibrillation. On July 26, 2011, the Company granted consent for the transfer of rights for the development and commercialization of vernakalant (IV) in North America from Astellas to Merck & Co., Inc. ("Merck"). Merck now holds exclusive global rights to vernakalant (IV) for the rapid conversion of recent onset atrial fibrillation to sinus rhythm in adults. All terms, responsibilities and payments that Astellas committed to under the original collaboration and license agreement are now assumed by Merck without change. Pursuant to the agreement, the Company received upfront and milestone payments of $26 million and is entitled to subsequent milestone payments of up to $38 million based on achievement of specified development and commercialization milestones, as well as royalties based on future net sales and sublicense revenue. The Company is also entitled to further milestone payments with respect to any subsequent drugs developed under the agreement. Under the terms of the agreement, Merck is responsible for 75% and the Company is responsible for 25% of eligible costs associated with the development of vernakalant (IV) in North America. Merck is also responsible for all future commercialization costs for vernakalant (IV) in North America.
[2]	(b) Vernakalant (IV) outside of North America and vernakalant (oral) globally: On April 8, 2009, the Company entered into a collaboration and license agreement with Merck for the development and commercialization of vernakalant. Pursuant to this agreement, effective May 19, 2009, the Company granted Merck exclusive global rights to vernakalant (oral), and granted a Merck affiliate, Merck Sharp & Dohme (Switzerland) GmbH, exclusive rights outside of North America to vernakalant (IV). Under the terms of the agreement, the Company received an upfront payment of $60 million and will be entitled to milestone payments of up to $200 million based on achievement of certain development and approval milestones associated with vernakalant products, and up to $100 million for milestones associated with approvals in subsequent indications of both the intravenous and oral formulations. In addition, the Company will receive tiered royalty payments on sales of any approved products and have the potential to receive milestone payments of up to $340 million based on achievement of significant sales thresholds. Merck has also granted the Company a secured, interest-bearing credit facility of up to $100 million that can be accessed in tranches over several years commencing in 2011 (note 10). The Company has also retained an option to co-promote vernakalant (oral) with Merck through a hospital-based sales force in the United States. Merck will be responsible for all future costs associated with the development, manufacturing and commercialization of these candidates. In July 2009, the Company achieved a milestone of $15 million relating to the submission for regulatory approval in Europe of vernakalant (IV). During the year ended December 31 2009, the Company shipped $7.0 million of clinical supplies to Merck under the agreement. The collaboration and license agreement with Merck is a revenue arrangement with multiple deliverables recognized as a single unit of accounting during the period of ongoing involvement. The initial upfront payment, $15 million milestone payment and proceeds from shipment of clinical supplies were deferred and recognized as licensing and other revenue on a straight-line basis over the period of ongoing involvement of the Company with Merck. During this period, the Company recognized revenue prospectively from the time milestone payments were achieved, services were performed or delivery criteria were met until the end of the amortization period. On September 2, 2010 the Company achieved a milestone of $30 million relating to the marketing approval in Europe of vernakalant (IV), which was recognized immediately as licensing and other fees. The Company started earning royalty revenue during the year ended December 31, 2010, and continues to earn royalty revenue which is included in licensing and other fees.

Collaborative agreements (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Vernakalant (IV) North America [Member]
Upfront and Milestone received under collaborative agreements	$ 26
Potential Milestone payment under collaborative agreements	38
Percentage Development Cost, Collaborative partner	0.75%
Percentage Development Cost, the Company	0.25%
Vernakalant (IV) Outside North America and Vernakalant (oral) globally [Member]
Upfront payment received under collaborative agreements	60
Potential Milestone payment under collaborative agreements	200
Potential Milestone payment under collaborative agreements	100
Potential Milestone payment under collaborative agreements	340
Line Of Credit Facility, Maximum Borrowing Capacity	100
Milestone received under collaborative agreements	15
Sale of Supplies under collaborative agreements	7
Milestone received under collaborative agreements	15
Milestone received under collaborative agreements	$ 30

Income taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Tax Credit Carryforward, Amount	$ 18,398	$ 16,994
Operating Loss Carryforwards	253,493	223,538
Investment Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	18,398	16,994
Expire On 2015 [Member]
Tax Credit Carryforward, Amount	359
Operating Loss Carryforwards	12,668
Expire On 2016 [Member]
Tax Credit Carryforward, Amount	1,064
Operating Loss Carryforwards	8,243
Expire On 2017 [Member]
Tax Credit Carryforward, Amount	975
Operating Loss Carryforwards	3,755
Expire On 2018 [Member]
Tax Credit Carryforward, Amount	159
Operating Loss Carryforwards	2,507
Expire On 2019 [Member]
Tax Credit Carryforward, Amount	501
Operating Loss Carryforwards	11,189
Expire Thereafter [Member]
Tax Credit Carryforward, Amount	15,340
Operating Loss Carryforwards	$ 215,131

Income taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Tax loss carryforwards	$ 60,784	$ 55,699
Research and development deductions and credits	14,198	13,413
Tax values of depreciable assets in excess of accounting values	2,871	4,619
Share issue costs and other	38	158
Total deferred tax assets	77,891	73,889
Valuation allowance	(77,891)	(73,889)
Total deferred tax assets	0	0
Deferred tax liabilities	0	0
Net tax asset	$ 0	$ 0

Income taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax recovery at statutory income tax rates	$ (4,579)	$ (7,399)	$ 10,117
Change in valuation allowance	4,001	7,852	(8,540)
Permanent differences and other	562	(580)	(2,947)
Tax rate differences	16	127	1,370
Deferred income tax recovery	$ 0	$ 0	$ 0

Income taxes (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax Credit Carryforward, Amount	$ 18,398	$ 16,994
Operating Loss Carryforwards	253,493	223,538
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%	26.50%	28.50%
Canada Loss Carryforwards [Member]
Operating Loss Carryforwards	170,515
United States Loss Carryforwards [Member]
Operating Loss Carryforwards	44,555
Switzerland Loss Carryforwards [Member]
Operating Loss Carryforwards	38,362
United Kingdom Loss Carryforwards [Member]
Operating Loss Carryforwards	$ 61

Restructuring (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring expense recognized	$ 10,040	$ 0	$ 0
Restructuring expense recognized	717	0	0
Payments made	(8,971)
Non-cash items	(502)
Non-cash items	276
Total restructuring accrual as of December 31, 2012	567	0
Employee Termination Benefits [Member]
Restructuring expense recognized	5,553
Payments made	(5,509)
Non-cash items	276
Total restructuring accrual as of December 31, 2012	320
Idle Use Expense and Other Charges [Member]
Restructuring expense recognized	3,770
Payments made	(3,462)
Non-cash items	(61)
Total restructuring accrual as of December 31, 2012	247
Asset Impairments [Member]
Restructuring expense recognized	717
Payments made	0
Non-cash items	(717)
Total restructuring accrual as of December 31, 2012	$ 0

Restructuring (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-cash items	$ (502)
Restructuring costs settled by share issuance (note 16)	342
Reversal of compensation costs, unvested options	276
Severance cost	10,040	0	0
Restructuring Reserve	567	0
Restructuring expense recognized	717	0	0
Deferred Leasehold Inducement [Member]
Non-cash items	426
Employee Termination Benefits [Member]
Reversal of compensation costs, unvested options	276
Severance cost	5,553
Restructuring Reserve	320
Asset Impairments [Member]
Non-cash items	(717)
Restructuring Reserve	0
Restructuring expense recognized	717
Idle Use Expense and Other Charges [Member]
Non-cash items	(61)
Restructuring costs settled by share issuance (note 16)	342
Severance cost	3,770
Restructuring Reserve	$ 247

Related party transactions (Detail Textuals) (Officer [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Officer [Member]
Expenses from related party transactions	$ 794	$ 642	$ 574
Accounts payable to related party		$ 59

Segmented information (Details Textuals)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Percentage Of Revenue	100.00%	100.00%	100.00%

Subsequent events (Details textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Repayment of long-term debt (note 11)	$ 7,000	$ 0	$ 0
Final Settlement [Member] | Subsequent Event [Member]
Repayment of long-term debt (note 11)	$ 13,000